Operating Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Financial Information of Operating Segment
Table 24.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2015
Net interest income (2)	$29,242	$14,350	$3,478	$(1,769)	$45,301
Provision (reversal of provision) for credit losses	2,427	27	(25)	13	2,442
Noninterest income	20,099	11,554	12,299	(3,196)	40,756
Noninterest expense	26,981	14,116	12,067	(3,190)	49,974
Income (loss) before income tax expense (benefit)	19,933	11,761	3,735	(1,788)	33,641
Income tax expense (benefit)	6,202	3,424	1,420	(681)	10,365
Net income (loss) before noncontrolling interests	13,731	8,337	2,315	(1,107)	23,276
Less: Net income (loss) from noncontrolling interests	240	143	(1)	—	382
Net income (loss) (3)	$13,491	$8,194	$2,316	$(1,107)	$22,894
2014
Net interest income (2)	$27,999	$14,073	$3,032	$(1,577)	$43,527
Provision (reversal of provision) for credit losses	1,796	(382)	(50)	31	1,395
Noninterest income	20,159	11,325	12,237	(2,901)	40,820
Noninterest expense	26,290	13,831	11,993	(3,077)	49,037
Income (loss) before income tax expense (benefit)	20,072	11,949	3,326	(1,432)	33,915
Income tax expense (benefit)	6,049	3,540	1,262	(544)	10,307
Net income (loss) before noncontrolling interests	14,023	8,409	2,064	(888)	23,608
Less: Net income from noncontrolling interests	337	210	4	—	551
Net income (loss) (3)	$13,686	$8,199	$2,060	$(888)	$23,057
2013
Net interest income (2)	$27,123	$14,353	$2,797	$(1,473)	$42,800
Provision (reversal of provision) for credit losses	2,841	(521)	(16)	5	2,309
Noninterest income	20,556	11,494	11,533	(2,603)	40,980
Noninterest expense	27,090	13,077	11,486	(2,811)	48,842
Income (loss) before income tax expense (benefit)	17,748	13,291	2,860	(1,270)	32,629
Income tax expense (benefit)	5,442	4,364	1,082	(483)	10,405
Net income (loss) before noncontrolling interests	12,306	8,927	1,778	(787)	22,224
Less: Net income from noncontrolling interests	159	175	12	—	346
Net income (loss) (3)	$12,147	$8,752	$1,766	$(787)	$21,878
2015
Average loans	$475.9	397.3	60.1	(47.9)	885.4
Average assets	910.0	724.9	192.8	(84.8)	1,742.9
Average deposits	654.4	438.9	172.3	(71.5)	1,194.1
2014
Average loans	468.8	355.6	52.1	(42.1)	834.4
Average assets	853.2	636.5	186.1	(82.5)	1,593.3
Average deposits	614.3	404.0	163.5	(67.7)	1,114.1

(1)
Includes items not specific to a business segment and the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth and Investment Management segments and Wells Fargo net income for the consolidated company.